Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,367	$ 10,941	$ 10,709	$ 10,768	$ 10,678	$ 10,550	$ 10,345	$ 10,232	$ 10,115	$ 10,050	$ 10,000
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,356	10,942	10,708	10,768	10,678	10,550	10,345	10,232	10,115	10,050	10,000
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,128	10,726	10,513	10,591	10,529	10,418	10,252	10,155	10,075	10,025	10,000
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Account Value	$ 11,334	10,876	10,680	10,853	10,786	10,579	10,306	10,240	10,135	10,057	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	$ 11,979	$ 11,778	$ 12,891	$ 12,468	$ 12,077	$ 11,108	$ 11,054	$ 10,958	$ 10,252	$ 10,000